Segmented information (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
IfrsStatementLineItems [Line Items]
Revenue percentage	77.00%	100.00%	80.00%	93.00%
One Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue from customer	$ 25,200	$ 12,500	$ 73,800	$ 31,800